ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of environmental rehabilitation [Abstract]
Schedule of Reconciliation of Obligations Associated Retirement Properties

The following table presents the reconciliation of the beginning and ending obligations associated with the retirement of the properties:

Total
Balance, April 1, 2019	$13,688
Reclamation expenditures	(385)
Unwinding of discount of environmental rehabilitation	422
Revision of provision	(4,021)
Derecognition upon disposal of SX Gold	(289)
Foreign exchange impact	(715)
Balance, March 31, 2020	$8,700
Reclamation expenditures	(189)
Unwinding of discount of environmental rehabilitation	251
Revision of provision	(1,610)
Foreign exchange impact	711
Balance, March 31, 2021	$7,863